Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment Useful Lives (Details)	Mar. 31, 2025
Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment Useful Lives (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Lesser of useful life and lease terms
Machinery and Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Machinery and Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Office equipment, furniture and fixtures [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Office equipment, furniture and fixtures [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Motor Vehicle [Member]
Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Land [Member]
Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment Useful Lives (Details) [Line Items]
Land	Indefinite